Secured Note Receivable	12 Months Ended
Aug. 31, 2018
Secured Note Receivable
Secured Note Receivable

7.	Secured Note Receivable

On May 25, 2016, the Company entered into a Term Sheet to license to acquire all the technology, production and client operations owned and operated by New York based Catch Star Studios LLC (“Catch Star”). On October 12, 2016, the Company advanced US$65,000 (CDN$81,483 as at August 31, 2017) to Catch Star and entered into a Secured Promissory Note and General Security Agreement with Catch Star (the “Secured Note”). The Secured Note is due on demand and is secured by all of the assets of Catch Star. Subsequently, Catch Star and the Company could not reach a definitive agreement to memorialize the terms and conditions of the Term Sheet and abandoned the prospective transaction. On February 1, 2017, the Company issued a letter of demand for the repayment in full of the Secured Note from Catch Star. At August 31, 2017, the Company determined that the Secured Note was uncollectible and recorded an impairment of the full amount.